OPTIONS (Details Narrative) - USD ($)											12 Months Ended
	Jan. 26, 2023	Jan. 18, 2022	Jan. 03, 2022	Dec. 01, 2021	Nov. 04, 2021	Feb. 18, 2021	Jul. 30, 2019	Dec. 18, 2017	Nov. 10, 2017	May 28, 2017	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Stock options exercise purchase price											$ 1.00	$ 1.50	$ 1.50	$ 1.50
Options exercised												270,000	10,000
Share-based compensation for services											$ 1,243,385	$ 11,831	$ 529,658
IPO [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance shares for private placement, shares								10,913,631
TJ Capital Management, L.P [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase									160,000
Stock options exercise purchase price									$ 1.50
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase							160,000
Stock options exercise purchase price							$ 1.50
Share-based payment award fair value assumptions expected term							2 years
Options vested							6,667
Aggregated fair value of options granted							$ 284,300
Share price							$ 2.90
Share-based payment award, fair value assumptions, risk free interest rate							1.85%
Share-based payment award, fair value assumptions, exercise price							$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate							77.00%
Share-based payment award, fair value assumptions, expected dividend payments
TJ Capital Management, L.P [Member] | Consulting Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options exercised							10,000					60,000
Issuance shares for private placement, shares			24,382	41,928	36,440	6,053
Stock options on cashless basis, shares												60,000
TJ Capital Management, L.P [Member] | Consulting Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options on cashless basis, shares												10,000
TJ Capital Management, L.P [Member] | IPO One [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested									60,000
Share-based payment award fair value assumptions expected term									7 months
TJ Capital Management, L.P [Member] | IPO Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term									10 months
Options vested									50,000
TJ Capital Management, L.P [Member] | IPO Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term									15 months
Options vested									50,000
Dr. Yunhao Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term	10 years									2 years
Aggregated fair value of options granted	$ 94,181									$ 440,840
Share price	$ 0.97									$ 5.00
Share-based payment award, fair value assumptions, risk free interest rate	4.17%									1.84%
Share-based payment award, fair value assumptions, exercise price	$ 1.00	$ 1.50								$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate	128.80%									69.50%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised		120,000
Issuance shares for private placement, shares		120,000
Share-based payment award, fair value assumptions, method used	Black-Scholes pricing model									Black-Scholes pricing model
Number of options vested	50,000
Dr. Yunhao Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase	150,000
Stock options exercise purchase price	$ 1
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase										120,000
Stock options exercise purchase price										$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member] | Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested										5,000
Mr Silong Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term	5 years									3 years
Aggregated fair value of options granted	$ 941,813									$ 1,385,500
Share price	$ 0.97									$ 5.00
Share-based payment award, fair value assumptions, risk free interest rate	4.17%									1.94%
Share-based payment award, fair value assumptions, exercise price	$ 1.00									$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate	128.80%									74.70%
Share-based payment award, fair value assumptions, expected dividend payments
Share-based payment award, fair value assumptions, method used	Black-Scholes pricing model									Black-Scholes pricing model
Stock options non vested shares															140,000
Mr Silong Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase	1,500,000									360,000
Stock options exercise purchase price	$ 1									$ 1.50
Mr Silong Chen [Member] | IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested										10,000